Summary of Stock Option Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Shares
Options outstanding, beginning of year	2,239,200
Exercised	(1,643,400)
Cancelled	(10,500)
Options outstanding, end of year	585,300	[1]
Granted
Options exercisable, end of year
Weighted Average Exercise Price
Options outstanding, beginning of year	$ 15.73
Granted
Exercised	$ 16.10
Cancelled	$ 18.65
Options outstanding, end of year	$ 14.62	[1]
Options exercisable, end of year	$ 14.35
Weighted average remaining life
Options outstanding, end of year	2 years 8 months 12 days	[1]
Options exercisable, end of year	2 years 8 months 12 days
Total Intrinsic value
Options outstanding, end of year	$ 11.6	[1]
Options exercisable, end of year	$ 11.4

[1]	Approximates the options vested and expected to vest